Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 120,000	$ 1,580,000
Less: allowance for credit losses
Accounts receivable, net	120,000	1,580,000
Accounts receivable from services [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 120,000	$ 1,580,000